Liberty Ridge Capital, Inc.
                            1400 Liberty Ridge Drive
                                Wayne, PA 19087
                                 (610) 647-4100

                                                                October 18, 2004


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

                           Re: PBHG Funds
                               (File numbers: 1933 Act File No. 2-99810 and
                               1940 Act File No. 811-04391)
Ladies & Gentlemen:

     Filed herewith is Post-Effective Amendment No. 77 (the "Amendment") under the Securities Act of 1933 (the "Securities Act") to the registration statement on Form N-1A of PBHG Funds (Amendment No. 75 under the Investment Company Act of
1940). The Amendment is being filed pursuant to Rule 485(a) principally to incorporate the new investment goal and modified investment strategy of the PBHG IRA Capital Preservation Fund ("IRA Fund"), a series of PBHG Funds (the "Trust"), which was approved by shareholders at a meeting held on October 1, 2004. The filing also contains certain other non-material updates to the Trust's registration statement.

     For the reasons set forth below, the Trust hereby requests selective review of the Amendment as well as acceleration of the effective date of the Amendment, pursuant to Rule 461 under the Securities Act.

     The information contained in the Amendment that the Trust has deemed required to be filed under Rule 485(a), includes the following:

     o in the risk/return summary section of the prospectuses for the IRA Fund, the revised investment goal approved by IRA Fund shareholders on October 1, 2004, as well as the modified main investment strategy and main investment risks, all of which was previously reviewed by the Securities and Exchange Commission Staff (the "Staff"), as described below;

     o the filing of an expense limitation amendment to the IRA Fund's investment advisory agreement; and

     o the amendment of each portfolio's fee table to reflect the reduction of each portfolio's administrative services fee from 0.15% to 0.1227%.


     PBHG Funds hereby requests your selective review of only the above described sections of the Amendment. PBHG Funds represents that the remainder of the Amendment contains either information that could have been filed under Rule 485(b), such as updated quarterly performance returns, or information that was otherwise recently reviewed by the Staff, as described in detail below.

     On August 26, 2004, the Staff provided its comments on the IRA Fund's new investment goal and modified main investment strategies and risks as part of its review of IRA Fund's preliminary proxy statement, filed on August 19, 2004. PBHG Funds' responses to the Staff's comments were incorporated into the definitive proxy statement, filed on September 1, 2004.

     On May 24, 2004, PBHG Funds filed with the SEC via Rule 485(a), PBHG Funds' annual update to its registration statement on Form N-1A (post-effective amendment number 73 under the Securities Act and number 71 under the Investment Company Act ("PEA 73")). Further technical amendments to PBHG Funds' registration statement were made by filing post effective amendments via Rule 485(a) on June 28, 2004 and July 23, 2004 ("PEA 74" and "PEA 75," respectively).

     On July 20, 2004, the Staff provided PBHG Funds its comments on PEA 73, PEA 74 and PEA 75, the responses to which were incorporated into post effective amendment number 76, filed on July 28, 2004.

     Based on the foregoing, PBHG Funds requests selective review of only the above referenced sections of the registration statement filed herewith, pursuant to Investment Company Act Release No. 13768 (Securities Act Release No. 33-6510) (Feb. 15, 1984).

     In addition, pursuant to Rule 461 under the Securities Act and for the reasons stated below, PBHG Funds and PBHG Fund Distributors, the distributor of PBHG Funds, respectively, hereby request that the effective date of the Amendment be accelerated to a date as soon as practicable after the filing of the Amendment. We are requesting acceleration in order that the PBHG Funds' registration statement be updated as soon as possible with the IRA Fund's new investment goal and strategies, which shareholders have already approved. IRA Fund shareholders were notified of the change in investment goal and strategies via a prospectus sticker, filed pursuant to Rule 497 under the Securities Act on October 18, 2004.

     Thank you for assistance in this matter and your consideration of our requests. If you have any questions or concerns or if we may be of further assistance, please do not hesitate to call Matthew R. DiClemente at (215) 864-8621 or Robert E. Putney, III at (610) 578-1244.


                                     Very truly yours,


                                     /s/ Robert E. Putney, III
                                     --------------------------------------
                                     Robert E. Putney, III
                                     Vice President and Assistant Secretary
                                     PBHG Funds


                                     /s/ Lee T. Cummings
                                     --------------------------------------
                                     Lee T. Cummings
                                     Vice President
                                     PBHG Fund Distributors

Enclosure

cc: John N. Ake, Esq.
    Matthew R. DiClemente, Esq.
    Ballard Spahr Andrews & Ingersoll, LLP